Other Income (Details) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Other Income [Abstract]
Other income	€ 937,938	€ 16,730	€ 1,479,035	€ 53,023